Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000146953
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 9.55%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,555	$9,338	$9,986	$9,612
Sep 15	$9,279	$8,994	$10,053	$9,366
Oct 15	$9,710	$9,707	$10,055	$9,856
Nov 15	$9,704	$9,658	$10,028	$9,674
Dec 15	$9,526	$9,488	$9,996	$9,483
Jan 16	$9,122	$8,921	$10,133	$9,242
Feb 16	$8,995	$8,854	$10,205	$9,301
Mar 16	$9,444	$9,455	$10,299	$9,822
Apr 16	$9,612	$9,605	$10,338	$10,113
May 16	$9,751	$9,659	$10,341	$10,145
Jun 16	$9,674	$9,551	$10,527	$10,239
Jul 16	$10,040	$9,954	$10,594	$10,502
Aug 16	$10,141	$9,962	$10,581	$10,583
Sep 16	$10,160	$10,015	$10,575	$10,656
Oct 16	$10,079	$9,821	$10,494	$10,518
Nov 16	$10,095	$9,963	$10,246	$10,485
Dec 16	$10,328	$10,201	$10,261	$10,733
Jan 17	$10,529	$10,447	$10,281	$10,883
Feb 17	$10,735	$10,737	$10,350	$11,128
Mar 17	$10,807	$10,852	$10,344	$11,195
Apr 17	$10,953	$11,012	$10,424	$11,295
May 17	$11,037	$11,245	$10,504	$11,500
Jun 17	$11,106	$11,288	$10,494	$11,496
Jul 17	$11,284	$11,559	$10,539	$11,654
Aug 17	$11,280	$11,575	$10,634	$11,662
Sep 17	$11,440	$11,835	$10,583	$11,864
Oct 17	$11,573	$12,058	$10,589	$11,909
Nov 17	$11,683	$12,320	$10,575	$12,028
Dec 17	$11,822	$12,486	$10,624	$12,099
Jan 18	$12,125	$13,145	$10,502	$12,360
Feb 18	$11,727	$12,601	$10,402	$12,001
Mar 18	$11,604	$12,326	$10,469	$11,860
Apr 18	$11,680	$12,468	$10,391	$11,943
May 18	$11,736	$12,546	$10,465	$11,867
Jun 18	$11,694	$12,540	$10,452	$11,907
Jul 18	$11,990	$12,932	$10,455	$12,192
Aug 18	$12,059	$13,092	$10,522	$12,241
Sep 18	$12,070	$13,165	$10,454	$12,336
Oct 18	$11,554	$12,198	$10,372	$11,954
Nov 18	$11,618	$12,336	$10,433	$12,054
Dec 18	$10,998	$11,398	$10,625	$11,522
Jan 19	$11,762	$12,285	$10,738	$12,109
Feb 19	$11,936	$12,655	$10,732	$12,397
Mar 19	$12,122	$12,821	$10,938	$12,535
Apr 19	$12,366	$13,276	$10,941	$12,725
May 19	$12,120	$12,510	$11,135	$12,354
Jun 19	$12,561	$13,334	$11,275	$12,890
Jul 19	$12,618	$13,400	$11,299	$12,886
Aug 19	$12,576	$13,126	$11,592	$12,808
Sep 19	$12,717	$13,405	$11,531	$13,049
Oct 19	$12,805	$13,746	$11,565	$13,224
Nov 19	$12,925	$14,129	$11,559	$13,344
Dec 19	$13,197	$14,552	$11,551	$13,681
Jan 20	$13,198	$14,464	$11,774	$13,494
Feb 20	$12,608	$13,241	$11,986	$12,783
Mar 20	$10,672	$11,489	$11,915	$11,314
Apr 20	$11,482	$12,744	$12,127	$12,027
May 20	$11,924	$13,360	$12,183	$12,416
Jun 20	$12,059	$13,713	$12,260	$12,515
Jul 20	$12,501	$14,369	$12,443	$12,962
Aug 20	$12,775	$15,329	$12,343	$13,236
Sep 20	$12,616	$14,800	$12,336	$13,000
Oct 20	$12,462	$14,346	$12,281	$12,824
Nov 20	$13,361	$16,181	$12,401	$13,830
Dec 20	$13,790	$16,867	$12,418	$14,183
Jan 21	$13,761	$16,699	$12,329	$14,114
Feb 21	$13,900	$17,127	$12,151	$14,230
Mar 21	$14,144	$17,697	$12,000	$14,679
Apr 21	$14,560	$18,520	$12,094	$14,915
May 21	$14,692	$18,787	$12,134	$15,150
Jun 21	$14,831	$19,067	$12,219	$15,186
Jul 21	$14,904	$19,409	$12,356	$15,297
Aug 21	$15,162	$19,892	$12,332	$15,420
Sep 21	$14,729	$19,066	$12,225	$15,100
Oct 21	$15,061	$20,146	$12,222	$15,280
Nov 21	$14,819	$19,704	$12,258	$14,971
Dec 21	$15,275	$20,546	$12,227	$15,682
Jan 22	$14,737	$19,459	$11,964	$15,413
Feb 22	$14,335	$18,967	$11,830	$15,232
Mar 22	$14,416	$19,488	$11,501	$15,320
Apr 22	$13,601	$17,869	$11,065	$14,789
May 22	$13,463	$17,882	$11,136	$14,886
Jun 22	$12,524	$16,333	$10,962	$13,898
Jul 22	$13,258	$17,630	$11,229	$14,488
Aug 22	$12,855	$16,893	$10,912	$14,031
Sep 22	$11,869	$15,323	$10,441	$13,221
Oct 22	$12,297	$16,423	$10,305	$13,888
Nov 22	$12,932	$17,565	$10,684	$14,592
Dec 22	$12,621	$16,819	$10,636	$14,443
Jan 23	$13,361	$18,009	$10,963	$14,918
Feb 23	$13,034	$17,576	$10,680	$14,576
Mar 23	$13,125	$18,119	$10,951	$14,821
Apr 23	$13,326	$18,437	$11,018	$15,032
May 23	$13,116	$18,253	$10,898	$14,627
Jun 23	$13,507	$19,357	$10,859	$15,108
Jul 23	$13,812	$20,007	$10,851	$15,478
Aug 23	$13,626	$19,529	$10,782	$15,322
Sep 23	$13,285	$18,687	$10,508	$15,016
Oct 23	$13,076	$18,144	$10,342	$14,654
Nov 23	$13,881	$19,845	$10,810	$15,462
Dec 23	$14,427	$20,820	$11,224	$16,080
Jan 24	$14,505	$21,070	$11,193	$16,123
Feb 24	$14,727	$21,963	$11,035	$16,214
Mar 24	$15,084	$22,669	$11,137	$16,642
Apr 24	$14,738	$21,827	$10,856	$16,326
May 24	$15,072	$22,801	$11,040	$16,657
Jun 24	$15,237	$23,265	$11,144	$16,610
Jul 24	$15,523	$23,675	$11,405	$17,178
Aug 24	$15,851	$24,301	$11,569	$17,612
Sep 24	$16,082	$24,746	$11,724	$17,896
Oct 24	$15,945	$24,255	$11,433	$17,593
Nov 24	$16,401	$25,368	$11,554	$17,856
Dec 24	$15,987	$24,707	$11,365	$17,391
Jan 25	$16,376	$25,579	$11,425	$17,812
Feb 25	$16,460	$25,395	$11,676	$18,161
Mar 25	$16,046	$24,264	$11,681	$18,048
Apr 25	$16,018	$24,480	$11,727	$17,958
May 25	$16,511	$25,929	$11,643	$18,284
Jun 25	$16,943	$27,048	$11,822	$18,599
Jul 25	$17,006	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.55%	6.35%	5.45%
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,267,027,965
Holdings Count | Holding	2,501
Advisory Fees Paid, Amount	$ 5,377,083
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000146951
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 9.15%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,061	$9,338	$9,986	$9,612
Sep 15	$8,788	$8,994	$10,053	$9,366
Oct 15	$9,194	$9,707	$10,055	$9,856
Nov 15	$9,187	$9,658	$10,028	$9,674
Dec 15	$9,016	$9,488	$9,996	$9,483
Jan 16	$8,632	$8,921	$10,133	$9,242
Feb 16	$8,510	$8,854	$10,205	$9,301
Mar 16	$8,943	$9,455	$10,299	$9,822
Apr 16	$9,090	$9,605	$10,338	$10,113
May 16	$9,220	$9,659	$10,341	$10,145
Jun 16	$9,155	$9,551	$10,527	$10,239
Jul 16	$9,499	$9,954	$10,594	$10,502
Aug 16	$9,582	$9,962	$10,581	$10,583
Sep 16	$9,598	$10,015	$10,575	$10,656
Oct 16	$9,520	$9,821	$10,494	$10,518
Nov 16	$9,544	$9,963	$10,246	$10,485
Dec 16	$9,751	$10,201	$10,261	$10,733
Jan 17	$9,939	$10,447	$10,281	$10,883
Feb 17	$10,131	$10,737	$10,350	$11,128
Mar 17	$10,208	$10,852	$10,344	$11,195
Apr 17	$10,344	$11,012	$10,424	$11,295
May 17	$10,410	$11,245	$10,504	$11,500
Jun 17	$10,473	$11,288	$10,494	$11,496
Jul 17	$10,638	$11,559	$10,539	$11,654
Aug 17	$10,644	$11,575	$10,634	$11,662
Sep 17	$10,792	$11,835	$10,583	$11,864
Oct 17	$10,915	$12,058	$10,589	$11,909
Nov 17	$11,005	$12,320	$10,575	$12,028
Dec 17	$11,145	$12,486	$10,624	$12,099
Jan 18	$11,416	$13,145	$10,502	$12,360
Feb 18	$11,040	$12,601	$10,402	$12,001
Mar 18	$10,933	$12,326	$10,469	$11,860
Apr 18	$10,991	$12,468	$10,391	$11,943
May 18	$11,041	$12,546	$10,465	$11,867
Jun 18	$10,999	$12,540	$10,452	$11,907
Jul 18	$11,276	$12,932	$10,455	$12,192
Aug 18	$11,338	$13,092	$10,522	$12,241
Sep 18	$11,346	$13,165	$10,454	$12,336
Oct 18	$10,858	$12,198	$10,372	$11,954
Nov 18	$10,917	$12,336	$10,433	$12,054
Dec 18	$10,344	$11,398	$10,625	$11,522
Jan 19	$11,047	$12,285	$10,738	$12,109
Feb 19	$11,220	$12,655	$10,732	$12,397
Mar 19	$11,381	$12,821	$10,938	$12,535
Apr 19	$11,619	$13,276	$10,941	$12,725
May 19	$11,374	$12,510	$11,135	$12,354
Jun 19	$11,786	$13,334	$11,275	$12,890
Jul 19	$11,836	$13,400	$11,299	$12,886
Aug 19	$11,794	$13,126	$11,592	$12,808
Sep 19	$11,925	$13,405	$11,531	$13,049
Oct 19	$12,004	$13,746	$11,565	$13,224
Nov 19	$12,114	$14,129	$11,559	$13,344
Dec 19	$12,367	$14,552	$11,551	$13,681
Jan 20	$12,365	$14,464	$11,774	$13,494
Feb 20	$11,822	$13,241	$11,986	$12,783
Mar 20	$9,994	$11,489	$11,915	$11,314
Apr 20	$10,763	$12,744	$12,127	$12,027
May 20	$11,162	$13,360	$12,183	$12,416
Jun 20	$11,286	$13,713	$12,260	$12,515
Jul 20	$11,697	$14,369	$12,443	$12,962
Aug 20	$11,951	$15,329	$12,343	$13,236
Sep 20	$11,800	$14,800	$12,336	$13,000
Oct 20	$11,653	$14,346	$12,281	$12,824
Nov 20	$12,491	$16,181	$12,401	$13,830
Dec 20	$12,890	$16,867	$12,418	$14,183
Jan 21	$12,874	$16,699	$12,329	$14,114
Feb 21	$12,987	$17,127	$12,151	$14,230
Mar 21	$13,212	$17,697	$12,000	$14,679
Apr 21	$13,599	$18,520	$12,094	$14,915
May 21	$13,719	$18,787	$12,134	$15,150
Jun 21	$13,845	$19,067	$12,219	$15,186
Jul 21	$13,924	$19,409	$12,356	$15,297
Aug 21	$14,162	$19,892	$12,332	$15,420
Sep 21	$13,742	$19,066	$12,225	$15,100
Oct 21	$14,062	$20,146	$12,222	$15,280
Nov 21	$13,833	$19,704	$12,258	$14,971
Dec 21	$14,242	$20,546	$12,227	$15,682
Jan 22	$13,751	$19,459	$11,964	$15,413
Feb 22	$13,374	$18,967	$11,830	$15,232
Mar 22	$13,432	$19,488	$11,501	$15,320
Apr 22	$12,671	$17,869	$11,065	$14,789
May 22	$12,553	$17,882	$11,136	$14,886
Jun 22	$11,662	$16,333	$10,962	$13,898
Jul 22	$12,343	$17,630	$11,229	$14,488
Aug 22	$11,965	$16,893	$10,912	$14,031
Sep 22	$11,045	$15,323	$10,441	$13,221
Oct 22	$11,455	$16,423	$10,305	$13,888
Nov 22	$12,029	$17,565	$10,684	$14,592
Dec 22	$11,753	$16,819	$10,636	$14,443
Jan 23	$12,423	$18,009	$10,963	$14,918
Feb 23	$12,117	$17,576	$10,680	$14,576
Mar 23	$12,199	$18,119	$10,951	$14,821
Apr 23	$12,383	$18,437	$11,018	$15,032
May 23	$12,185	$18,253	$10,898	$14,627
Jun 23	$12,546	$19,357	$10,859	$15,108
Jul 23	$12,842	$20,007	$10,851	$15,478
Aug 23	$12,651	$19,529	$10,782	$15,322
Sep 23	$12,348	$18,687	$10,508	$15,016
Oct 23	$12,135	$18,144	$10,342	$14,654
Nov 23	$12,880	$19,845	$10,810	$15,462
Dec 23	$13,384	$20,820	$11,224	$16,080
Jan 24	$13,453	$21,070	$11,193	$16,123
Feb 24	$13,673	$21,963	$11,035	$16,214
Mar 24	$13,985	$22,669	$11,137	$16,642
Apr 24	$13,660	$21,827	$10,856	$16,326
May 24	$13,983	$22,801	$11,040	$16,657
Jun 24	$14,118	$23,265	$11,144	$16,610
Jul 24	$14,396	$23,675	$11,405	$17,178
Aug 24	$14,680	$24,301	$11,569	$17,612
Sep 24	$14,908	$24,746	$11,724	$17,896
Oct 24	$14,761	$24,255	$11,433	$17,593
Nov 24	$15,180	$25,368	$11,554	$17,856
Dec 24	$14,811	$24,707	$11,365	$17,391
Jan 25	$15,168	$25,579	$11,425	$17,812
Feb 25	$15,242	$25,395	$11,676	$18,161
Mar 25	$14,838	$24,264	$11,681	$18,048
Apr 25	$14,810	$24,480	$11,727	$17,958
May 25	$15,280	$25,929	$11,643	$18,284
Jun 25	$15,659	$27,048	$11,822	$18,599
Jul 25	$15,714	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.15%	6.08%	5.19%
Investor A Shares (with sales charge)...
	3.42	4.94	4.62
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,267,027,965
Holdings Count | Holding	2,501
Advisory Fees Paid, Amount	$ 5,377,083
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000146952
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.65%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 8.36%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,556	$9,338	$9,986	$9,612
Sep 15	$9,262	$8,994	$10,053	$9,366
Oct 15	$9,684	$9,707	$10,055	$9,856
Nov 15	$9,671	$9,658	$10,028	$9,674
Dec 15	$9,485	$9,488	$9,996	$9,483
Jan 16	$9,075	$8,921	$10,133	$9,242
Feb 16	$8,941	$8,854	$10,205	$9,301
Mar 16	$9,390	$9,455	$10,299	$9,822
Apr 16	$9,539	$9,605	$10,338	$10,113
May 16	$9,670	$9,659	$10,341	$10,145
Jun 16	$9,595	$9,551	$10,527	$10,239
Jul 16	$9,950	$9,954	$10,594	$10,502
Aug 16	$10,031	$9,962	$10,581	$10,583
Sep 16	$10,041	$10,015	$10,575	$10,656
Oct 16	$9,953	$9,821	$10,494	$10,518
Nov 16	$9,972	$9,963	$10,246	$10,485
Dec 16	$10,182	$10,201	$10,261	$10,733
Jan 17	$10,371	$10,447	$10,281	$10,883
Feb 17	$10,566	$10,737	$10,350	$11,128
Mar 17	$10,629	$10,852	$10,344	$11,195
Apr 17	$10,775	$11,012	$10,424	$11,295
May 17	$10,837	$11,245	$10,504	$11,500
Jun 17	$10,895	$11,288	$10,494	$11,496
Jul 17	$11,061	$11,559	$10,539	$11,654
Aug 17	$11,059	$11,575	$10,634	$11,662
Sep 17	$11,207	$11,835	$10,583	$11,864
Oct 17	$11,328	$12,058	$10,589	$11,909
Nov 17	$11,414	$12,320	$10,575	$12,028
Dec 17	$11,552	$12,486	$10,624	$12,099
Jan 18	$11,826	$13,145	$10,502	$12,360
Feb 18	$11,430	$12,601	$10,402	$12,001
Mar 18	$11,299	$12,326	$10,469	$11,860
Apr 18	$11,365	$12,468	$10,391	$11,943
May 18	$11,409	$12,546	$10,465	$11,867
Jun 18	$11,359	$12,540	$10,452	$11,907
Jul 18	$11,637	$12,932	$10,455	$12,192
Aug 18	$11,694	$13,092	$10,522	$12,241
Sep 18	$11,695	$13,165	$10,454	$12,336
Oct 18	$11,185	$12,198	$10,372	$11,954
Nov 18	$11,238	$12,336	$10,433	$12,054
Dec 18	$10,641	$11,398	$10,625	$11,522
Jan 19	$11,358	$12,285	$10,738	$12,109
Feb 19	$11,530	$12,655	$10,732	$12,397
Mar 19	$11,688	$12,821	$10,938	$12,535
Apr 19	$11,925	$13,276	$10,941	$12,725
May 19	$11,666	$12,510	$11,135	$12,354
Jun 19	$12,081	$13,334	$11,275	$12,890
Jul 19	$12,125	$13,400	$11,299	$12,886
Aug 19	$12,075	$13,126	$11,592	$12,808
Sep 19	$12,201	$13,405	$11,531	$13,049
Oct 19	$12,275	$13,746	$11,565	$13,224
Nov 19	$12,380	$14,129	$11,559	$13,344
Dec 19	$12,631	$14,552	$11,551	$13,681
Jan 20	$12,620	$14,464	$11,774	$13,494
Feb 20	$12,046	$13,241	$11,986	$12,783
Mar 20	$10,185	$11,489	$11,915	$11,314
Apr 20	$10,964	$12,744	$12,127	$12,027
May 20	$11,363	$13,360	$12,183	$12,416
Jun 20	$11,483	$13,713	$12,260	$12,515
Jul 20	$11,894	$14,369	$12,443	$12,962
Aug 20	$12,145	$15,329	$12,343	$13,236
Sep 20	$11,983	$14,800	$12,336	$13,000
Oct 20	$11,827	$14,346	$12,281	$12,824
Nov 20	$12,671	$16,181	$12,401	$13,830
Dec 20	$13,068	$16,867	$12,418	$14,183
Jan 21	$13,029	$16,699	$12,329	$14,114
Feb 21	$13,150	$17,127	$12,151	$14,230
Mar 21	$13,370	$17,697	$12,000	$14,679
Apr 21	$13,753	$18,520	$12,094	$14,915
May 21	$13,865	$18,787	$12,134	$15,150
Jun 21	$13,985	$19,067	$12,219	$15,186
Jul 21	$14,042	$19,409	$12,356	$15,297
Aug 21	$14,287	$19,892	$12,332	$15,420
Sep 21	$13,854	$19,066	$12,225	$15,100
Oct 21	$14,155	$20,146	$12,222	$15,280
Nov 21	$13,929	$19,704	$12,258	$14,971
Dec 21	$14,332	$20,546	$12,227	$15,682
Jan 22	$13,815	$19,459	$11,964	$15,413
Feb 22	$13,427	$18,967	$11,830	$15,232
Mar 22	$13,492	$19,488	$11,501	$15,320
Apr 22	$12,718	$17,869	$11,065	$14,789
May 22	$12,592	$17,882	$11,136	$14,886
Jun 22	$11,689	$16,333	$10,962	$13,898
Jul 22	$12,366	$17,630	$11,229	$14,488
Aug 22	$11,979	$16,893	$10,912	$14,031
Sep 22	$11,049	$15,323	$10,441	$13,221
Oct 22	$11,453	$16,423	$10,305	$13,888
Nov 22	$12,020	$17,565	$10,684	$14,592
Dec 22	$11,736	$16,819	$10,636	$14,443
Jan 23	$12,398	$18,009	$10,963	$14,918
Feb 23	$12,086	$17,576	$10,680	$14,576
Mar 23	$12,160	$18,119	$10,951	$14,821
Apr 23	$12,336	$18,437	$11,018	$15,032
May 23	$12,131	$18,253	$10,898	$14,627
Jun 23	$12,483	$19,357	$10,859	$15,108
Jul 23	$12,770	$20,007	$10,851	$15,478
Aug 23	$12,580	$19,529	$10,782	$15,322
Sep 23	$12,279	$18,687	$10,508	$15,016
Oct 23	$12,067	$18,144	$10,342	$14,654
Nov 23	$12,808	$19,845	$10,810	$15,462
Dec 23	$13,309	$20,820	$11,224	$16,080
Jan 24	$13,378	$21,070	$11,193	$16,123
Feb 24	$13,596	$21,963	$11,035	$16,214
Mar 24	$13,906	$22,669	$11,137	$16,642
Apr 24	$13,584	$21,827	$10,856	$16,326
May 24	$13,905	$22,801	$11,040	$16,657
Jun 24	$14,039	$23,265	$11,144	$16,610
Jul 24	$14,316	$23,675	$11,405	$17,178
Aug 24	$14,598	$24,301	$11,569	$17,612
Sep 24	$14,824	$24,746	$11,724	$17,896
Oct 24	$14,678	$24,255	$11,433	$17,593
Nov 24	$15,095	$25,368	$11,554	$17,856
Dec 24	$14,728	$24,707	$11,365	$17,391
Jan 25	$15,083	$25,579	$11,425	$17,812
Feb 25	$15,157	$25,395	$11,676	$18,161
Mar 25	$14,755	$24,264	$11,681	$18,048
Apr 25	$14,727	$24,480	$11,727	$17,958
May 25	$15,195	$25,929	$11,643	$18,284
Jun 25	$15,571	$27,048	$11,822	$18,599
Jul 25	$15,626	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.36%	5.30%	4.56%
Investor C Shares (with sales charge)...
	7.36	5.30	4.56
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,267,027,965
Holdings Count | Holding	2,501
Advisory Fees Paid, Amount	$ 5,377,083
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000166008
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Class K Shares
Trading Symbol	BDHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 9.60%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,555	$9,338	$9,986	$9,612
Sep 15	$9,279	$8,994	$10,053	$9,366
Oct 15	$9,710	$9,707	$10,055	$9,856
Nov 15	$9,704	$9,658	$10,028	$9,674
Dec 15	$9,526	$9,488	$9,996	$9,483
Jan 16	$9,122	$8,921	$10,133	$9,242
Feb 16	$8,995	$8,854	$10,205	$9,301
Mar 16	$9,454	$9,455	$10,299	$9,822
Apr 16	$9,612	$9,605	$10,338	$10,113
May 16	$9,752	$9,659	$10,341	$10,145
Jun 16	$9,686	$9,551	$10,527	$10,239
Jul 16	$10,052	$9,954	$10,594	$10,502
Aug 16	$10,143	$9,962	$10,581	$10,583
Sep 16	$10,162	$10,015	$10,575	$10,656
Oct 16	$10,082	$9,821	$10,494	$10,518
Nov 16	$10,109	$9,963	$10,246	$10,485
Dec 16	$10,332	$10,201	$10,261	$10,733
Jan 17	$10,533	$10,447	$10,281	$10,883
Feb 17	$10,751	$10,737	$10,350	$11,128
Mar 17	$10,824	$10,852	$10,344	$11,195
Apr 17	$10,970	$11,012	$10,424	$11,295
May 17	$11,043	$11,245	$10,504	$11,500
Jun 17	$11,113	$11,288	$10,494	$11,496
Jul 17	$11,291	$11,559	$10,539	$11,654
Aug 17	$11,300	$11,575	$10,634	$11,662
Sep 17	$11,460	$11,835	$10,583	$11,864
Oct 17	$11,594	$12,058	$10,589	$11,909
Nov 17	$11,693	$12,320	$10,575	$12,028
Dec 17	$11,844	$12,486	$10,624	$12,099
Jan 18	$12,135	$13,145	$10,502	$12,360
Feb 18	$11,738	$12,601	$10,402	$12,001
Mar 18	$11,627	$12,326	$10,469	$11,860
Apr 18	$11,692	$12,468	$10,391	$11,943
May 18	$11,760	$12,546	$10,465	$11,867
Jun 18	$11,719	$12,540	$10,452	$11,907
Jul 18	$12,016	$12,932	$10,455	$12,192
Aug 18	$12,085	$13,092	$10,522	$12,241
Sep 18	$12,097	$13,165	$10,454	$12,336
Oct 18	$11,568	$12,198	$10,372	$11,954
Nov 18	$11,646	$12,336	$10,433	$12,054
Dec 18	$11,025	$11,398	$10,625	$11,522
Jan 19	$11,778	$12,285	$10,738	$12,109
Feb 19	$11,965	$12,655	$10,732	$12,397
Mar 19	$12,140	$12,821	$10,938	$12,535
Apr 19	$12,397	$13,276	$10,941	$12,725
May 19	$12,139	$12,510	$11,135	$12,354
Jun 19	$12,594	$13,334	$11,275	$12,890
Jul 19	$12,651	$13,400	$11,299	$12,886
Aug 19	$12,596	$13,126	$11,592	$12,808
Sep 19	$12,739	$13,405	$11,531	$13,049
Oct 19	$12,827	$13,746	$11,565	$13,224
Nov 19	$12,948	$14,129	$11,559	$13,344
Dec 19	$13,221	$14,552	$11,551	$13,681
Jan 20	$13,222	$14,464	$11,774	$13,494
Feb 20	$12,645	$13,241	$11,986	$12,783
Mar 20	$10,692	$11,489	$11,915	$11,314
Apr 20	$11,519	$12,744	$12,127	$12,027
May 20	$11,948	$13,360	$12,183	$12,416
Jun 20	$12,084	$13,713	$12,260	$12,515
Jul 20	$12,541	$14,369	$12,443	$12,962
Aug 20	$12,803	$15,329	$12,343	$13,236
Sep 20	$12,643	$14,800	$12,336	$13,000
Oct 20	$12,490	$14,346	$12,281	$12,824
Nov 20	$13,405	$16,181	$12,401	$13,830
Dec 20	$13,822	$16,867	$12,418	$14,183
Jan 21	$13,808	$16,699	$12,329	$14,114
Feb 21	$13,947	$17,127	$12,151	$14,230
Mar 21	$14,178	$17,697	$12,000	$14,679
Apr 21	$14,596	$18,520	$12,094	$14,915
May 21	$14,743	$18,787	$12,134	$15,150
Jun 21	$14,868	$19,067	$12,219	$15,186
Jul 21	$14,957	$19,409	$12,356	$15,297
Aug 21	$15,216	$19,892	$12,332	$15,420
Sep 21	$14,768	$19,066	$12,225	$15,100
Oct 21	$15,116	$20,146	$12,222	$15,280
Nov 21	$14,874	$19,704	$12,258	$14,971
Dec 21	$15,317	$20,546	$12,227	$15,682
Jan 22	$14,793	$19,459	$11,964	$15,413
Feb 22	$14,391	$18,967	$11,830	$15,232
Mar 22	$14,457	$19,488	$11,501	$15,320
Apr 22	$13,656	$17,869	$11,065	$14,789
May 22	$13,518	$17,882	$11,136	$14,886
Jun 22	$12,561	$16,333	$10,962	$13,898
Jul 22	$13,298	$17,630	$11,229	$14,488
Aug 22	$12,894	$16,893	$10,912	$14,031
Sep 22	$11,906	$15,323	$10,441	$13,221
Oct 22	$12,351	$16,423	$10,305	$13,888
Nov 22	$12,973	$17,565	$10,684	$14,592
Dec 22	$12,678	$16,819	$10,636	$14,443
Jan 23	$13,404	$18,009	$10,963	$14,918
Feb 23	$13,077	$17,576	$10,680	$14,576
Mar 23	$13,169	$18,119	$10,951	$14,821
Apr 23	$13,387	$18,437	$11,018	$15,032
May 23	$13,160	$18,253	$10,898	$14,627
Jun 23	$13,554	$19,357	$10,859	$15,108
Jul 23	$13,877	$20,007	$10,851	$15,478
Aug 23	$13,674	$19,529	$10,782	$15,322
Sep 23	$13,350	$18,687	$10,508	$15,016
Oct 23	$13,123	$18,144	$10,342	$14,654
Nov 23	$13,932	$19,845	$10,810	$15,462
Dec 23	$14,498	$20,820	$11,224	$16,080
Jan 24	$14,559	$21,070	$11,193	$16,123
Feb 24	$14,800	$21,963	$11,035	$16,214
Mar 24	$15,141	$22,669	$11,137	$16,642
Apr 24	$14,812	$21,827	$10,856	$16,326
May 24	$15,147	$22,801	$11,040	$16,657
Jun 24	$15,315	$23,265	$11,144	$16,610
Jul 24	$15,602	$23,675	$11,405	$17,178
Aug 24	$15,914	$24,301	$11,569	$17,612
Sep 24	$16,165	$24,746	$11,724	$17,896
Oct 24	$16,010	$24,255	$11,433	$17,593
Nov 24	$16,468	$25,368	$11,554	$17,856
Dec 24	$16,071	$24,707	$11,365	$17,391
Jan 25	$16,463	$25,579	$11,425	$17,812
Feb 25	$16,548	$25,395	$11,676	$18,161
Mar 25	$16,113	$24,264	$11,681	$18,048
Apr 25	$16,086	$24,480	$11,727	$17,958
May 25	$16,601	$25,929	$11,643	$18,284
Jun 25	$17,017	$27,048	$11,822	$18,599
Jul 25	$17,100	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.60%	6.40%	5.51%
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,267,027,965
Holdings Count | Holding	2,501
Advisory Fees Paid, Amount	$ 5,377,083
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058061
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 8.22%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,757	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,617	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,874	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,830	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,731	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,531	$10,133	$9,537	$8,921	$9,529
Feb 16	$9,490	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,791	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,921	$10,338	$10,199	$9,605	$9,992
May 16	$9,995	$10,341	$10,221	$9,659	$10,021
Jun 16	$10,022	$10,527	$10,346	$9,551	$10,055
Jul 16	$10,249	$10,594	$10,544	$9,954	$10,299
Aug 16	$10,309	$10,581	$10,595	$9,962	$10,298
Sep 16	$10,327	$10,575	$10,641	$10,015	$10,322
Oct 16	$10,276	$10,494	$10,522	$9,821	$10,183
Nov 16	$10,246	$10,246	$10,417	$9,963	$10,136
Dec 16	$10,384	$10,261	$10,587	$10,201	$10,264
Jan 17	$10,521	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,647	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,689	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,813	$10,424	$11,012	$11,012	$10,750
May 17	$10,897	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,949	$10,494	$11,166	$11,288	$10,921
Jul 17	$11,059	$10,539	$11,285	$11,559	$11,075
Aug 17	$11,071	$10,634	$11,324	$11,575	$11,133
Sep 17	$11,135	$10,583	$11,436	$11,835	$11,231
Oct 17	$11,203	$10,589	$11,468	$12,058	$11,340
Nov 17	$11,236	$10,575	$11,539	$12,320	$11,456
Dec 17	$11,321	$10,624	$11,602	$12,486	$11,560
Jan 18	$11,453	$10,502	$11,725	$13,145	$11,798
Feb 18	$11,245	$10,402	$11,460	$12,601	$11,498
Mar 18	$11,168	$10,469	$11,395	$12,326	$11,410
Apr 18	$11,210	$10,391	$11,420	$12,468	$11,433
May 18	$11,215	$10,465	$11,399	$12,546	$11,509
Jun 18	$11,180	$10,452	$11,420	$12,540	$11,499
Jul 18	$11,364	$10,455	$11,603	$12,932	$11,680
Aug 18	$11,414	$10,522	$11,659	$13,092	$11,790
Sep 18	$11,427	$10,454	$11,694	$13,165	$11,785
Oct 18	$11,178	$10,372	$11,422	$12,198	$11,306
Nov 18	$11,196	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,915	$10,625	$11,240	$11,398	$11,075
Jan 19	$11,382	$10,738	$11,662	$12,285	$11,565
Feb 19	$11,517	$10,732	$11,845	$12,655	$11,735
Mar 19	$11,676	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,804	$10,941	$12,131	$13,276	$12,138
May 19	$11,729	$11,135	$11,967	$12,510	$11,895
Jun 19	$11,987	$11,275	$12,363	$13,334	$12,362
Jul 19	$12,036	$11,299	$12,369	$13,400	$12,406
Aug 19	$12,090	$11,592	$12,426	$13,126	$12,440
Sep 19	$12,140	$11,531	$12,560	$13,405	$12,539
Oct 19	$12,189	$11,565	$12,685	$13,746	$12,718
Nov 19	$12,245	$11,559	$12,760	$14,129	$12,892
Dec 19	$12,428	$11,551	$12,971	$14,552	$13,080
Jan 20	$12,479	$11,774	$12,936	$14,464	$13,166
Feb 20	$12,215	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,976	$11,915	$11,573	$11,489	$11,849
Apr 20	$11,593	$12,127	$12,128	$12,744	$12,601
May 20	$11,919	$12,183	$12,408	$13,360	$12,935
Jun 20	$12,019	$12,260	$12,500	$13,713	$13,147
Jul 20	$12,357	$12,443	$12,859	$14,369	$13,559
Aug 20	$12,521	$12,343	$13,007	$15,329	$13,958
Sep 20	$12,435	$12,336	$12,849	$14,800	$13,713
Oct 20	$12,351	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,960	$12,401	$13,421	$16,181	$14,399
Dec 20	$13,246	$12,418	$13,655	$16,867	$14,715
Jan 21	$13,231	$12,329	$13,578	$16,699	$14,589
Feb 21	$13,333	$12,151	$13,587	$17,127	$14,670
Mar 21	$13,525	$12,000	$13,817	$17,697	$14,823
Apr 21	$13,789	$12,094	$14,001	$18,520	$15,226
May 21	$13,900	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,977	$12,219	$14,219	$19,067	$15,529
Jul 21	$14,013	$12,356	$14,341	$19,409	$15,755
Aug 21	$14,180	$12,332	$14,409	$19,892	$15,936
Sep 21	$13,935	$12,225	$14,168	$19,066	$15,536
Oct 21	$14,088	$12,222	$14,279	$20,146	$15,974
Nov 21	$13,898	$12,258	$14,101	$19,704	$15,823
Dec 21	$14,203	$12,227	$14,536	$20,546	$16,141
Jan 22	$13,894	$11,964	$14,265	$19,459	$15,540
Feb 22	$13,597	$11,830	$14,101	$18,967	$15,257
Mar 22	$13,625	$11,501	$14,024	$19,488	$15,254
Apr 22	$13,106	$11,065	$13,523	$17,869	$14,331
May 22	$13,019	$11,136	$13,611	$17,882	$14,383
Jun 22	$12,360	$10,962	$12,938	$16,333	$13,647
Jul 22	$12,887	$11,229	$13,409	$17,630	$14,355
Aug 22	$12,622	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,931	$10,441	$12,313	$15,323	$12,909
Oct 22	$12,192	$10,305	$12,674	$16,423	$13,289
Nov 22	$12,715	$10,684	$13,258	$17,565	$13,996
Dec 22	$12,559	$10,636	$13,147	$16,819	$13,667
Jan 23	$13,165	$10,963	$13,571	$18,009	$14,361
Feb 23	$12,859	$10,680	$13,246	$17,576	$14,002
Mar 23	$12,964	$10,951	$13,507	$18,119	$14,397
Apr 23	$13,163	$11,018	$13,662	$18,437	$14,566
May 23	$12,930	$10,898	$13,368	$18,253	$14,414
Jun 23	$13,147	$10,859	$13,645	$19,357	$14,825
Jul 23	$13,373	$10,851	$13,864	$20,007	$15,068
Aug 23	$13,199	$10,782	$13,741	$19,529	$14,840
Sep 23	$12,911	$10,508	$13,442	$18,687	$14,332
Oct 23	$12,701	$10,342	$13,155	$18,144	$14,011
Nov 23	$13,400	$10,810	$13,837	$19,845	$14,985
Dec 23	$13,949	$11,224	$14,383	$20,820	$15,639
Jan 24	$13,960	$11,193	$14,396	$21,070	$15,712
Feb 24	$14,039	$11,035	$14,382	$21,963	$15,934
Mar 24	$14,313	$11,137	$14,679	$22,669	$16,263
Apr 24	$14,043	$10,856	$14,370	$21,827	$15,756
May 24	$14,320	$11,040	$14,645	$22,801	$16,241
Jun 24	$14,425	$11,144	$14,664	$23,265	$16,483
Jul 24	$14,757	$11,405	$15,112	$23,675	$16,821
Aug 24	$15,032	$11,569	$15,439	$24,301	$17,164
Sep 24	$15,242	$11,724	$15,674	$24,746	$17,436
Oct 24	$15,008	$11,433	$15,368	$24,255	$17,047
Nov 24	$15,313	$11,554	$15,575	$25,368	$17,528
Dec 24	$14,980	$11,365	$15,220	$24,707	$17,157
Jan 25	$15,285	$11,425	$15,492	$25,579	$17,505
Feb 25	$15,485	$11,676	$15,808	$25,395	$17,634
Mar 25	$15,284	$11,681	$15,744	$24,264	$17,245
Apr 25	$15,334	$11,727	$15,713	$24,480	$17,356
May 25	$15,631	$11,643	$15,866	$25,929	$17,807
Jun 25	$15,956	$11,822	$16,129	$27,048	$18,328
Jul 25	$15,970	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.22%	5.26%	4.79%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,431,475,248
Holdings Count | Holding	3,881
Advisory Fees Paid, Amount	$ 47,160,083
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058062
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 7.95%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,242	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,107	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,340	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,306	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,210	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,019	$10,133	$9,537	$8,921	$9,529
Feb 16	$8,978	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,261	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,382	$10,338	$10,199	$9,605	$9,992
May 16	$9,450	$10,341	$10,221	$9,659	$10,021
Jun 16	$9,474	$10,527	$10,346	$9,551	$10,055
Jul 16	$9,687	$10,594	$10,544	$9,954	$10,299
Aug 16	$9,741	$10,581	$10,595	$9,962	$10,298
Sep 16	$9,756	$10,575	$10,641	$10,015	$10,322
Oct 16	$9,706	$10,494	$10,522	$9,821	$10,183
Nov 16	$9,675	$10,246	$10,417	$9,963	$10,136
Dec 16	$9,804	$10,261	$10,587	$10,201	$10,264
Jan 17	$9,921	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,039	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,086	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,191	$10,424	$11,012	$11,012	$10,750
May 17	$10,268	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,325	$10,494	$11,166	$11,288	$10,921
Jul 17	$10,417	$10,539	$11,285	$11,559	$11,075
Aug 17	$10,436	$10,634	$11,324	$11,575	$11,133
Sep 17	$10,493	$10,583	$11,436	$11,835	$11,231
Oct 17	$10,555	$10,589	$11,468	$12,058	$11,340
Nov 17	$10,585	$10,575	$11,539	$12,320	$11,456
Dec 17	$10,662	$10,624	$11,602	$12,486	$11,560
Jan 18	$10,784	$10,502	$11,725	$13,145	$11,798
Feb 18	$10,576	$10,402	$11,460	$12,601	$11,498
Mar 18	$10,512	$10,469	$11,395	$12,326	$11,410
Apr 18	$10,549	$10,391	$11,420	$12,468	$11,433
May 18	$10,551	$10,465	$11,399	$12,546	$11,509
Jun 18	$10,516	$10,452	$11,420	$12,540	$11,499
Jul 18	$10,687	$10,455	$11,603	$12,932	$11,680
Aug 18	$10,731	$10,522	$11,659	$13,092	$11,790
Sep 18	$10,742	$10,454	$11,694	$13,165	$11,785
Oct 18	$10,506	$10,372	$11,422	$12,198	$11,306
Nov 18	$10,520	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,253	$10,625	$11,240	$11,398	$11,075
Jan 19	$10,690	$10,738	$11,662	$12,285	$11,565
Feb 19	$10,805	$10,732	$11,845	$12,655	$11,735
Mar 19	$10,962	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,080	$10,941	$12,131	$13,276	$12,138
May 19	$11,007	$11,135	$11,967	$12,510	$11,895
Jun 19	$11,248	$11,275	$12,363	$13,334	$12,362
Jul 19	$11,291	$11,299	$12,369	$13,400	$12,406
Aug 19	$11,329	$11,592	$12,426	$13,126	$12,440
Sep 19	$11,384	$11,531	$12,560	$13,405	$12,539
Oct 19	$11,416	$11,565	$12,685	$13,746	$12,718
Nov 19	$11,477	$11,559	$12,760	$14,129	$12,892
Dec 19	$11,647	$11,551	$12,971	$14,552	$13,080
Jan 20	$11,692	$11,774	$12,936	$14,464	$13,166
Feb 20	$11,441	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,278	$11,915	$11,573	$11,489	$11,849
Apr 20	$10,854	$12,127	$12,128	$12,744	$12,601
May 20	$11,147	$12,183	$12,408	$13,360	$12,935
Jun 20	$11,249	$12,260	$12,500	$13,713	$13,147
Jul 20	$11,563	$12,443	$12,859	$14,369	$13,559
Aug 20	$11,714	$12,343	$13,007	$15,329	$13,958
Sep 20	$11,620	$12,336	$12,849	$14,800	$13,713
Oct 20	$11,539	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,118	$12,401	$13,421	$16,181	$14,399
Dec 20	$12,382	$12,418	$13,655	$16,867	$14,715
Jan 21	$12,355	$12,329	$13,578	$16,699	$14,589
Feb 21	$12,459	$12,151	$13,587	$17,127	$14,670
Mar 21	$12,625	$12,000	$13,817	$17,697	$14,823
Apr 21	$12,879	$12,094	$14,001	$18,520	$15,226
May 21	$12,969	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,039	$12,219	$14,219	$19,067	$15,529
Jul 21	$13,080	$12,356	$14,341	$19,409	$15,755
Aug 21	$13,234	$12,332	$14,409	$19,892	$15,936
Sep 21	$12,991	$12,225	$14,168	$19,066	$15,536
Oct 21	$13,142	$12,222	$14,279	$20,146	$15,974
Nov 21	$12,951	$12,258	$14,101	$19,704	$15,823
Dec 21	$13,233	$12,227	$14,536	$20,546	$16,141
Jan 22	$12,941	$11,964	$14,265	$19,459	$15,540
Feb 22	$12,662	$11,830	$14,101	$18,967	$15,257
Mar 22	$12,685	$11,501	$14,024	$19,488	$15,254
Apr 22	$12,210	$11,065	$13,523	$17,869	$14,331
May 22	$12,127	$11,136	$13,611	$17,882	$14,383
Jun 22	$11,510	$10,962	$12,938	$16,333	$13,647
Jul 22	$11,999	$11,229	$13,409	$17,630	$14,355
Aug 22	$11,749	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,102	$10,441	$12,313	$15,323	$12,909
Oct 22	$11,343	$10,305	$12,674	$16,423	$13,289
Nov 22	$11,828	$10,684	$13,258	$17,565	$13,996
Dec 22	$11,680	$10,636	$13,147	$16,819	$13,667
Jan 23	$12,241	$10,963	$13,571	$18,009	$14,361
Feb 23	$11,955	$10,680	$13,246	$17,576	$14,002
Mar 23	$12,050	$10,951	$13,507	$18,119	$14,397
Apr 23	$12,220	$11,018	$13,662	$18,437	$14,566
May 23	$12,013	$10,898	$13,368	$18,253	$14,414
Jun 23	$12,212	$10,859	$13,645	$19,357	$14,825
Jul 23	$12,407	$10,851	$13,864	$20,007	$15,068
Aug 23	$12,255	$10,782	$13,741	$19,529	$14,840
Sep 23	$11,985	$10,508	$13,442	$18,687	$14,332
Oct 23	$11,787	$10,342	$13,155	$18,144	$14,011
Nov 23	$12,434	$10,810	$13,837	$19,845	$14,985
Dec 23	$12,941	$11,224	$14,383	$20,820	$15,639
Jan 24	$12,949	$11,193	$14,396	$21,070	$15,712
Feb 24	$13,020	$11,035	$14,382	$21,963	$15,934
Mar 24	$13,271	$11,137	$14,679	$22,669	$16,263
Apr 24	$13,018	$10,856	$14,370	$21,827	$15,756
May 24	$13,271	$11,040	$14,645	$22,801	$16,241
Jun 24	$13,367	$11,144	$14,664	$23,265	$16,483
Jul 24	$13,671	$11,405	$15,112	$23,675	$16,821
Aug 24	$13,924	$11,569	$15,439	$24,301	$17,164
Sep 24	$14,116	$11,724	$15,674	$24,746	$17,436
Oct 24	$13,896	$11,433	$15,368	$24,255	$17,047
Nov 24	$14,175	$11,554	$15,575	$25,368	$17,528
Dec 24	$13,863	$11,365	$15,220	$24,707	$17,157
Jan 25	$14,142	$11,425	$15,492	$25,579	$17,505
Feb 25	$14,311	$11,676	$15,808	$25,395	$17,634
Mar 25	$14,136	$11,681	$15,744	$24,264	$17,245
Apr 25	$14,166	$11,727	$15,713	$24,480	$17,356
May 25	$14,452	$11,643	$15,866	$25,929	$17,807
Jun 25	$14,749	$11,822	$16,129	$27,048	$18,328
Jul 25	$14,758	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	7.95%	5.00%	4.53%
Investor A Shares (with sales charge)...
	2.28	3.88	3.97
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,431,475,248
Holdings Count | Holding	3,881
Advisory Fees Paid, Amount	$ 47,160,083
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058060
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161	1.55%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 7.15%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,748	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,600	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,839	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,788	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,680	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,472	$10,133	$9,537	$8,921	$9,529
Feb 16	$9,433	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,726	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,847	$10,338	$10,199	$9,605	$9,992
May 16	$9,902	$10,341	$10,221	$9,659	$10,021
Jun 16	$9,930	$10,527	$10,346	$9,551	$10,055
Jul 16	$10,138	$10,594	$10,544	$9,954	$10,299
Aug 16	$10,189	$10,581	$10,595	$9,962	$10,298
Sep 16	$10,207	$10,575	$10,641	$10,015	$10,322
Oct 16	$10,148	$10,494	$10,522	$9,821	$10,183
Nov 16	$10,100	$10,246	$10,417	$9,963	$10,136
Dec 16	$10,228	$10,261	$10,587	$10,201	$10,264
Jan 17	$10,354	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,470	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,514	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,617	$10,424	$11,012	$11,012	$10,750
May 17	$10,690	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,733	$10,494	$11,166	$11,288	$10,921
Jul 17	$10,832	$10,539	$11,285	$11,559	$11,075
Aug 17	$10,834	$10,634	$11,324	$11,575	$11,133
Sep 17	$10,898	$10,583	$11,436	$11,835	$11,231
Oct 17	$10,955	$10,589	$11,468	$12,058	$11,340
Nov 17	$10,979	$10,575	$11,539	$12,320	$11,456
Dec 17	$11,042	$10,624	$11,602	$12,486	$11,560
Jan 18	$11,172	$10,502	$11,725	$13,145	$11,798
Feb 18	$10,950	$10,402	$11,460	$12,601	$11,498
Mar 18	$10,876	$10,469	$11,395	$12,326	$11,410
Apr 18	$10,908	$10,391	$11,420	$12,468	$11,433
May 18	$10,893	$10,465	$11,399	$12,546	$11,509
Jun 18	$10,860	$10,452	$11,420	$12,540	$11,499
Jul 18	$11,029	$10,455	$11,603	$12,932	$11,680
Aug 18	$11,068	$10,522	$11,659	$13,092	$11,790
Sep 18	$11,062	$10,454	$11,694	$13,165	$11,785
Oct 18	$10,822	$10,372	$11,422	$12,198	$11,306
Nov 18	$10,830	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,548	$10,625	$11,240	$11,398	$11,075
Jan 19	$10,991	$10,738	$11,662	$12,285	$11,565
Feb 19	$11,102	$10,732	$11,845	$12,655	$11,735
Mar 19	$11,247	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,372	$10,941	$12,131	$13,276	$12,138
May 19	$11,290	$11,135	$11,967	$12,510	$11,895
Jun 19	$11,529	$11,275	$12,363	$13,334	$12,362
Jul 19	$11,556	$11,299	$12,369	$13,400	$12,406
Aug 19	$11,598	$11,592	$12,426	$13,126	$12,440
Sep 19	$11,647	$11,531	$12,560	$13,405	$12,539
Oct 19	$11,673	$11,565	$12,685	$13,746	$12,718
Nov 19	$11,728	$11,559	$12,760	$14,129	$12,892
Dec 19	$11,894	$11,551	$12,971	$14,552	$13,080
Jan 20	$11,932	$11,774	$12,936	$14,464	$13,166
Feb 20	$11,669	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,475	$11,915	$11,573	$11,489	$11,849
Apr 20	$11,045	$12,127	$12,128	$12,744	$12,601
May 20	$11,347	$12,183	$12,408	$13,360	$12,935
Jun 20	$11,433	$12,260	$12,500	$13,713	$13,147
Jul 20	$11,745	$12,443	$12,859	$14,369	$13,559
Aug 20	$11,891	$12,343	$13,007	$15,329	$13,958
Sep 20	$11,800	$12,336	$12,849	$14,800	$13,713
Oct 20	$11,710	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,290	$12,401	$13,421	$16,181	$14,399
Dec 20	$12,540	$12,418	$13,655	$16,867	$14,715
Jan 21	$12,515	$12,329	$13,578	$16,699	$14,589
Feb 21	$12,602	$12,151	$13,587	$17,127	$14,670
Mar 21	$12,773	$12,000	$13,817	$17,697	$14,823
Apr 21	$13,012	$12,094	$14,001	$18,520	$15,226
May 21	$13,105	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,168	$12,219	$14,219	$19,067	$15,529
Jul 21	$13,190	$12,356	$14,341	$19,409	$15,755
Aug 21	$13,336	$12,332	$14,409	$19,892	$15,936
Sep 21	$13,095	$12,225	$14,168	$19,066	$15,536
Oct 21	$13,228	$12,222	$14,279	$20,146	$15,974
Nov 21	$13,038	$12,258	$14,101	$19,704	$15,823
Dec 21	$13,313	$12,227	$14,536	$20,546	$16,141
Jan 22	$13,011	$11,964	$14,265	$19,459	$15,540
Feb 22	$12,723	$11,830	$14,101	$18,967	$15,257
Mar 22	$12,738	$11,501	$14,024	$19,488	$15,254
Apr 22	$12,253	$11,065	$13,523	$17,869	$14,331
May 22	$12,161	$11,136	$13,611	$17,882	$14,383
Jun 22	$11,535	$10,962	$12,938	$16,333	$13,647
Jul 22	$12,018	$11,229	$13,409	$17,630	$14,355
Aug 22	$11,759	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,105	$10,441	$12,313	$15,323	$12,909
Oct 22	$11,339	$10,305	$12,674	$16,423	$13,289
Nov 22	$11,816	$10,684	$13,258	$17,565	$13,996
Dec 22	$11,649	$10,636	$13,147	$16,819	$13,667
Jan 23	$12,215	$10,963	$13,571	$18,009	$14,361
Feb 23	$11,921	$10,680	$13,246	$17,576	$14,002
Mar 23	$12,009	$10,951	$13,507	$18,119	$14,397
Apr 23	$12,170	$11,018	$13,662	$18,437	$14,566
May 23	$11,956	$10,898	$13,368	$18,253	$14,414
Jun 23	$12,148	$10,859	$13,645	$19,357	$14,825
Jul 23	$12,334	$10,851	$13,864	$20,007	$15,068
Aug 23	$12,183	$10,782	$13,741	$19,529	$14,840
Sep 23	$11,914	$10,508	$13,442	$18,687	$14,332
Oct 23	$11,717	$10,342	$13,155	$18,144	$14,011
Nov 23	$12,361	$10,810	$13,837	$19,845	$14,985
Dec 23	$12,865	$11,224	$14,383	$20,820	$15,639
Jan 24	$12,872	$11,193	$14,396	$21,070	$15,712
Feb 24	$12,943	$11,035	$14,382	$21,963	$15,934
Mar 24	$13,193	$11,137	$14,679	$22,669	$16,263
Apr 24	$12,941	$10,856	$14,370	$21,827	$15,756
May 24	$13,193	$11,040	$14,645	$22,801	$16,241
Jun 24	$13,288	$11,144	$14,664	$23,265	$16,483
Jul 24	$13,591	$11,405	$15,112	$23,675	$16,821
Aug 24	$13,842	$11,569	$15,439	$24,301	$17,164
Sep 24	$14,032	$11,724	$15,674	$24,746	$17,436
Oct 24	$13,814	$11,433	$15,368	$24,255	$17,047
Nov 24	$14,092	$11,554	$15,575	$25,368	$17,528
Dec 24	$13,781	$11,365	$15,220	$24,707	$17,157
Jan 25	$14,059	$11,425	$15,492	$25,579	$17,505
Feb 25	$14,227	$11,676	$15,808	$25,395	$17,634
Mar 25	$14,052	$11,681	$15,744	$24,264	$17,245
Apr 25	$14,082	$11,727	$15,713	$24,480	$17,356
May 25	$14,367	$11,643	$15,866	$25,929	$17,807
Jun 25	$14,662	$11,822	$16,129	$27,048	$18,328
Jul 25	$14,671	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.15%	4.24%	3.91%
Investor C Shares (with sales charge)...
	6.15	4.24	3.91
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,431,475,248
Holdings Count | Holding	3,881
Advisory Fees Paid, Amount	$ 47,160,083
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000182622
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Class K Shares
Trading Symbol	BKMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 8.27%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,757	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,617	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,874	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,830	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,731	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,531	$10,133	$9,537	$8,921	$9,529
Feb 16	$9,490	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,791	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,921	$10,338	$10,199	$9,605	$9,992
May 16	$9,995	$10,341	$10,221	$9,659	$10,021
Jun 16	$10,022	$10,527	$10,346	$9,551	$10,055
Jul 16	$10,249	$10,594	$10,544	$9,954	$10,299
Aug 16	$10,309	$10,581	$10,595	$9,962	$10,298
Sep 16	$10,327	$10,575	$10,641	$10,015	$10,322
Oct 16	$10,276	$10,494	$10,522	$9,821	$10,183
Nov 16	$10,246	$10,246	$10,417	$9,963	$10,136
Dec 16	$10,384	$10,261	$10,587	$10,201	$10,264
Jan 17	$10,521	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,636	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,689	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,803	$10,424	$11,012	$11,012	$10,750
May 17	$10,887	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,940	$10,494	$11,166	$11,288	$10,921
Jul 17	$11,050	$10,539	$11,285	$11,559	$11,075
Aug 17	$11,063	$10,634	$11,324	$11,575	$11,133
Sep 17	$11,137	$10,583	$11,436	$11,835	$11,231
Oct 17	$11,205	$10,589	$11,468	$12,058	$11,340
Nov 17	$11,240	$10,575	$11,539	$12,320	$11,456
Dec 17	$11,315	$10,624	$11,602	$12,486	$11,560
Jan 18	$11,457	$10,502	$11,725	$13,145	$11,798
Feb 18	$11,239	$10,402	$11,460	$12,601	$11,498
Mar 18	$11,174	$10,469	$11,395	$12,326	$11,410
Apr 18	$11,215	$10,391	$11,420	$12,468	$11,433
May 18	$11,211	$10,465	$11,399	$12,546	$11,509
Jun 18	$11,186	$10,452	$11,420	$12,540	$11,499
Jul 18	$11,371	$10,455	$11,603	$12,932	$11,680
Aug 18	$11,421	$10,522	$11,659	$13,092	$11,790
Sep 18	$11,425	$10,454	$11,694	$13,165	$11,785
Oct 18	$11,187	$10,372	$11,422	$12,198	$11,306
Nov 18	$11,205	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,913	$10,625	$11,240	$11,398	$11,075
Jan 19	$11,381	$10,738	$11,662	$12,285	$11,565
Feb 19	$11,516	$10,732	$11,845	$12,655	$11,735
Mar 19	$11,676	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,816	$10,941	$12,131	$13,276	$12,138
May 19	$11,741	$11,135	$11,967	$12,510	$11,895
Jun 19	$12,000	$11,275	$12,363	$13,334	$12,362
Jul 19	$12,038	$11,299	$12,369	$13,400	$12,406
Aug 19	$12,093	$11,592	$12,426	$13,126	$12,440
Sep 19	$12,154	$11,531	$12,560	$13,405	$12,539
Oct 19	$12,193	$11,565	$12,685	$13,746	$12,718
Nov 19	$12,261	$11,559	$12,760	$14,129	$12,892
Dec 19	$12,444	$11,551	$12,971	$14,552	$13,080
Jan 20	$12,496	$11,774	$12,936	$14,464	$13,166
Feb 20	$12,232	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,992	$11,915	$11,573	$11,489	$11,849
Apr 20	$11,599	$12,127	$12,128	$12,744	$12,601
May 20	$11,926	$12,183	$12,408	$13,360	$12,935
Jun 20	$12,026	$12,260	$12,500	$13,713	$13,147
Jul 20	$12,365	$12,443	$12,859	$14,369	$13,559
Aug 20	$12,530	$12,343	$13,007	$15,329	$13,958
Sep 20	$12,444	$12,336	$12,849	$14,800	$13,713
Oct 20	$12,361	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,983	$12,401	$13,421	$16,181	$14,399
Dec 20	$13,258	$12,418	$13,655	$16,867	$14,715
Jan 21	$13,244	$12,329	$13,578	$16,699	$14,589
Feb 21	$13,359	$12,151	$13,587	$17,127	$14,670
Mar 21	$13,539	$12,000	$13,817	$17,697	$14,823
Apr 21	$13,816	$12,094	$14,001	$18,520	$15,226
May 21	$13,916	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,994	$12,219	$14,219	$19,067	$15,529
Jul 21	$14,030	$12,356	$14,341	$19,409	$15,755
Aug 21	$14,198	$12,332	$14,409	$19,892	$15,936
Sep 21	$13,954	$12,225	$14,168	$19,066	$15,536
Oct 21	$14,119	$12,222	$14,279	$20,146	$15,974
Nov 21	$13,917	$12,258	$14,101	$19,704	$15,823
Dec 21	$14,223	$12,227	$14,536	$20,546	$16,141
Jan 22	$13,914	$11,964	$14,265	$19,459	$15,540
Feb 22	$13,617	$11,830	$14,101	$18,967	$15,257
Mar 22	$13,645	$11,501	$14,024	$19,488	$15,254
Apr 22	$13,139	$11,065	$13,523	$17,869	$14,331
May 22	$13,052	$11,136	$13,611	$17,882	$14,383
Jun 22	$12,379	$10,962	$12,938	$16,333	$13,647
Jul 22	$12,921	$11,229	$13,409	$17,630	$14,355
Aug 22	$12,655	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,950	$10,441	$12,313	$15,323	$12,909
Oct 22	$12,213	$10,305	$12,674	$16,423	$13,289
Nov 22	$12,750	$10,684	$13,258	$17,565	$13,996
Dec 22	$12,582	$10,636	$13,147	$16,819	$13,667
Jan 23	$13,203	$10,963	$13,571	$18,009	$14,361
Feb 23	$12,897	$10,680	$13,246	$17,576	$14,002
Mar 23	$13,003	$10,951	$13,507	$18,119	$14,397
Apr 23	$13,189	$11,018	$13,662	$18,437	$14,566
May 23	$12,969	$10,898	$13,368	$18,253	$14,414
Jun 23	$13,188	$10,859	$13,645	$19,357	$14,825
Jul 23	$13,401	$10,851	$13,864	$20,007	$15,068
Aug 23	$13,241	$10,782	$13,741	$19,529	$14,840
Sep 23	$12,952	$10,508	$13,442	$18,687	$14,332
Oct 23	$12,728	$10,342	$13,155	$18,144	$14,011
Nov 23	$13,444	$10,810	$13,837	$19,845	$14,985
Dec 23	$13,982	$11,224	$14,383	$20,820	$15,639
Jan 24	$13,993	$11,193	$14,396	$21,070	$15,712
Feb 24	$14,073	$11,035	$14,382	$21,963	$15,934
Mar 24	$14,348	$11,137	$14,679	$22,669	$16,263
Apr 24	$14,078	$10,856	$14,370	$21,827	$15,756
May 24	$14,356	$11,040	$14,645	$22,801	$16,241
Jun 24	$14,477	$11,144	$14,664	$23,265	$16,483
Jul 24	$14,810	$11,405	$15,112	$23,675	$16,821
Aug 24	$15,087	$11,569	$15,439	$24,301	$17,164
Sep 24	$15,299	$11,724	$15,674	$24,746	$17,436
Oct 24	$15,065	$11,433	$15,368	$24,255	$17,047
Nov 24	$15,371	$11,554	$15,575	$25,368	$17,528
Dec 24	$15,022	$11,365	$15,220	$24,707	$17,157
Jan 25	$15,329	$11,425	$15,492	$25,579	$17,505
Feb 25	$15,530	$11,676	$15,808	$25,395	$17,634
Mar 25	$15,329	$11,681	$15,744	$24,264	$17,245
Apr 25	$15,380	$11,727	$15,713	$24,480	$17,356
May 25	$15,695	$11,643	$15,866	$25,929	$17,807
Jun 25	$16,005	$11,822	$16,129	$27,048	$18,328
Jul 25	$16,035	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.27%	5.34%	4.84%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,431,475,248
Holdings Count | Holding	3,881
Advisory Fees Paid, Amount	$ 47,160,083
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.